Note 18 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net income:	$ 205,547	$ 216,258
Net loss/(income) attributable to the non-controlling interest (Notes 16 and 18)	(1,351)	3,997
Net income attributable to Costamare Inc.	204,196	220,255
Less: paid and accrued earnings allocated to Preferred Stock	(13,278)	(15,448)
Less: deemed dividend in redemption of Series E Preferred Stock	(5,446)	0
Net income available to common stockholders	$ 185,472	$ 204,807
Weighted average number of common shares, basic and diluted (in shares)	118,902,719	122,560,175
Earnings per common share, basic and diluted (in dollars per share)	$ 1.56	$ 1.67